LEASES (Details Narrative)	1 Months Ended
	Jan. 31, 2025 USD ($) ft² Integer	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases
Number of leases terminated | Integer	1
Terminated lease | ft²	33,000
New lease | ft²	8,000
Terminated lease, monthly payment	$ 18,000
New lease, monthly payment	$ 7,700
Operating lease, extension term	3 years
ROU assets and liabilities		$ 3,389,361	$ 3,303,158	$ 3,658,493
Operating lease, liability		$ 4,023,485	$ 3,941,560	$ 4,376,630